Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents. The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Restricted Cash

Restricted Cash. The majority of the Company’s restricted cash relates to cash used as collateral to reduce fees on letters of credit. Restricted cash also consists of deposits received on sales of VOIs and residential properties that are held in escrow until a certificate of occupancy is obtained, the legal rescission period has expired and the deed of trust has been recorded in governmental property ownership records. At December 31, 2011 and 2010, the Company had short-term restricted cash balances of $232 million and $53 million, respectively.

Inventories

Inventories. Inventories are comprised principally of VOIs of $261 million and $307 million as of December 31, 2011 and 2010, respectively, residential inventory of $521 million and $462 million at December 31, 2011 and 2010, respectively, and hotel inventory. VOI and residential inventory is carried at the lower of cost or net realizable value and includes $37 million, $29 million and $31 million of capitalized interest incurred in 2011, 2010 and 2009, respectively. Hotel inventory includes operating supplies and food and beverage inventory items which are generally valued at the lower of FIFO cost (first-in, first-out) or market.

Loan Loss Reserves

Loan Loss Reserves. For the vacation ownership and residential segment, the Company records an estimate of expected uncollectibility on its VOI notes receivable as a reduction of revenue at the time it recognizes a timeshare sale. The Company holds large amounts of homogeneous VOI notes receivable and therefore assesses uncollectibility based on pools of receivables. In estimating loan loss reserves, the Company uses a technique referred to as static pool analysis, which tracks defaults for each year’s mortgage originations over the life of the respective notes and projects an estimated default rate. As of December 31, 2011, the average estimated default rate for the Company’s pools of receivables was 9.9%.

The primary credit quality indicator used by the Company to calculate the loan loss reserve for the vacation ownership notes is the origination of the notes by brand (Sheraton, Westin, and Other) as the Company believes there is a relationship between the default behavior of borrowers and the brand associated with the vacation ownership property they have acquired. In addition to quantitatively calculating the loan loss reserve based on its static pool analysis, the Company supplements the process by evaluating certain qualitative data, including the aging of the respective receivables, current default trends by brand and origination year, and the Fair Isaac Corporation (“FICO”) scores of the buyers.

Given the significance of the Company’s respective pools of VOI notes receivable, a change in the projected default rate can have a significant impact to its loan loss reserve requirements, with a 0.1% change estimated to have an impact of approximately $4 million.

The Company considers a VOI note receivable delinquent when it is more than 30 days outstanding. All delinquent loans are placed on nonaccrual status and the Company does not resume interest accrual until payment is made. Upon reaching 120 days outstanding, the loan is considered to be in default and the Company commences the repossession process. Uncollectible VOI notes receivable are charged off when title to the unit is returned to the Company. The Company generally does not modify vacation ownership notes that become delinquent or upon default.

For the hotel segments, the Company measures the impairment of a loan based on the present value of expected future cash flows, discounted at the loan’s original effective interest rate, or the estimated fair value of the collateral. For impaired loans, the Company establishes a specific impairment reserve for the difference between the recorded investment in the loan and the present value of the expected future cash flows or the estimated fair value of the collateral. The Company applies the loan impairment policy individually to all loans in the portfolio and does not aggregate loans for the purpose of applying such policy. For loans that the Company has determined to be impaired, the Company recognizes interest income on a cash basis.

Assets Held for Sale

Assets Held for Sale. The Company considers properties to be assets held for sale when management approves and commits to a formal plan to actively market a property or group of properties for sale and a signed sales contract and significant non-refundable deposit or contract break-up fee exist. Upon designation as an asset held for sale, the Company records the carrying value of each property or group of properties at the lower of its carrying value which includes allocable segment goodwill or its estimated fair value, less estimated costs to sell, and the Company stops recording depreciation expense. Any gain realized in connection with the sale of a property for which the Company has significant continuing involvement (such as through a long-term management agreement) is deferred and recognized over the initial term of the related agreement (See Note 12). The operations of the properties held for sale prior to the sale date, if material, are recorded in discontinued operations unless the Company will have continuing involvement (such as through a management or franchise agreement) after the sale.

Investments

Investments. Investments in joint ventures are generally accounted for under the equity method of accounting when the Company has a 20% to 50% ownership interest or exercises significant influence over the venture. If the Company’s interest exceeds 50% or, if the Company has the power to direct the economic activities of the entity and the obligation to absorb losses, the results of the joint venture are consolidated herein. All other investments are generally accounted for under the cost method.

The fair market value of investments is based on the market prices for the last day of the period if the investment trades on quoted exchanges. For non-traded investments, fair value is estimated based on the underlying value of the investment, which is dependent on the performance of the investment as well as the volatility inherent in external markets for these types of investments. In assessing potential impairment for these investments, the Company will consider these factors as well as forecasted financial performance of its investment. If these forecasts are not met, the Company may have to record impairment charges.

Plant, Property and Equipment

Plant, Property and Equipment. Plant, property and equipment, including capitalized interest of $5 million, $2 million and $2 million incurred in 2011, 2010 and 2009, respectively, applicable to major project expenditures are recorded at cost. The cost of improvements that extend the life of plant, property and equipment are capitalized. These capitalized costs may include structural improvements, equipment and fixtures. Costs for normal repairs and maintenance are expensed as incurred. Depreciation is recorded on a straight-line basis over the estimated useful economic lives of 15 to 40 years for buildings and improvements; 3 to 10 years for furniture, fixtures and equipment; 3 to 20 years for information technology software and equipment; and the lesser of the lease term or the economic useful life for leasehold improvements. Gains or losses on the sale or retirement of assets are included in income when the assets are retired or sold provided there is reasonable assurance of the collectability of the sales price and any future activities to be performed by the Company relating to the assets sold are insignificant.

The Company evaluates the carrying value of its assets for impairment. For assets in use when the trigger events specified in ASC 360, Property Plant, and Equipment occur, the expected undiscounted future cash flows of the assets are compared to the net book value of the assets. If the expected undiscounted future cash flows are less than the net book value of the assets, the excess of the net book value over the estimated fair value is charged to current earnings. Fair value is based upon discounted cash flows of the assets at rates deemed reasonable for the type of asset and prevailing market conditions, comparative sales for similar assets, appraisals and, if appropriate, current estimated net sales proceeds from pending offers.

Goodwill and Intangible Assets

Goodwill and Intangible Assets. Goodwill and intangible assets arise in connection with acquisitions, including the acquisition of management contracts. The Company does not amortize goodwill and intangible assets with indefinite lives. Intangible assets with finite lives are amortized on a straight-line basis over their respective useful lives. The Company reviews all goodwill and intangible assets for impairment annually, or upon the occurrence of a trigger event. Impairment charges, if any, are recognized in operating results.

Frequent Guest Program

Frequent Guest Program. Starwood Preferred Guest ® (“SPG”) is the Company’s frequent guest incentive marketing program. SPG members earn points based on spending at the Company’s owned, managed and franchised hotels, as incentives to first-time buyers of VOIs and residences, and through participation in affiliated partners’ programs such as co-branded credit cards. Points can be redeemed at substantially all of the Company’s owned, leased, managed and franchised hotels as well as through other redemption opportunities with third parties, such as conversion to airline miles.

The Company charges its owned, managed and franchised hotels the cost of operating the SPG program, including the estimated cost of its future redemption obligation, based on a percentage of its SPG members qualified expenditures. The Company’s management and franchise agreements require that the Company be reimbursed for the costs of operating the SPG program, including marketing, promotions and communications, and performing member services for the SPG members. As points are earned, the Company increases the SPG point liability for the amount of cash it receives from its managed and franchised hotels related to the future redemption obligation. For its owned hotels the Company records an expense for the amount of its future redemption obligation with the offset to the SPG point liability. When points are redeemed by the SPG members, the hotels recognize revenue and the SPG point liability is reduced.

The Company, through the services of third-party actuarial analysts, determines the value of the future redemption obligation based on statistical formulas which project the timing of future point redemptions based on historical experience, including an estimate of the “breakage” for points that will never be redeemed, and an estimate of the points that will eventually be redeemed as well as the cost of reimbursing hotels and other third-parties in respect of other redemption opportunities for point redemptions.

The Company consolidates the assets and liabilities of the SPG program including the liability associated with the future redemption obligation which is included in other long-term liabilities and accrued expenses in the accompanying consolidated balance sheets. The total actuarially determined liability (see Note 17), as of December 31, 2011 and 2010, is $844 million and $753 million, respectively, of which $251 million and $225 million, respectively, is included in accrued expenses.

Legal Contingencies

Legal Contingencies. The Company is subject to various legal proceedings and claims, the outcomes of which are subject to significant uncertainty. ASC 450, Contingencies requires that an estimated loss from a loss contingency be accrued with a corresponding charge to income if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. Disclosure of a contingency is required if there is at least a reasonable possibility that a loss has been incurred. The Company evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Changes in these factors could materially impact the Company’s financial position or its results of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value as follows;

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

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Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Derivative Financial Instruments

Derivative Financial Instruments. The Company periodically enters into interest rate swap agreements, based on market conditions, to manage interest rate exposure. The net settlements paid or received under these agreements are accrued consistent with the terms of the agreements and are recognized in interest expense over the term of the related debt.

The Company enters into forward contracts to manage exposure to foreign currency fluctuations. All foreign currency hedging instruments have an inverse correlation to the hedged assets or liabilities. Changes in the fair value of the derivative instruments are classified in the same manner as the classification of the changes in the underlying assets or liabilities due to fluctuations in foreign currency exchange rates. These forward contracts do not qualify as hedges.

The Company periodically enters into forward contracts to manage foreign exchange risk based on market conditions. The Company enters into forward contracts to hedge fluctuations in forecasted transactions based on foreign currencies that are billed in United States dollars. These forward contracts have been designated as cash flow hedges, and their change in fair value is recorded as a component of other comprehensive income. As a forecasted transaction occurs, the gain or loss is reclassified from other comprehensive income to management fees, franchise fees and other income.

The Company does not enter into derivative financial instruments for trading or speculative purposes and monitors the financial stability and credit standing of its counterparties.

Foreign Currency Translation

Foreign Currency Translation. Balance sheet accounts are translated at the exchange rates in effect at each period end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The national currencies of foreign operations are generally the functional currencies. Gains and losses from foreign exchange and the effect of exchange rate changes on intercompany transactions of a long-term investment nature are generally included in other comprehensive income. Gains and losses from foreign exchange rate changes related to intercompany receivables and payables that are not of a long-term investment nature are reported currently in costs and expenses and amounted to a net loss of $12 million in 2011, a net gain of $39 million in 2010 and a net gain of $6 million in 2009.

Income Taxes

Income Taxes. The Company provides for income taxes in accordance with principles contained in ASC 740, Income Taxes. Under these principles, the Company recognizes the amount of income tax payable or refundable for the current year and deferred tax assets and liabilities for the future tax consequences of events that have been recognized in its financial statements or tax returns.

Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period when the new rate is enacted. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forward periods available to us for tax reporting purposes and tax attributes.

The Company measures and recognizes the amount of tax benefit that should be recorded for financial statement purposes for uncertain tax positions taken or expected to be taken in a tax return. With respect to uncertain tax positions, the Company evaluates the recognized tax benefits for derecognition, classification, interest and penalties, interim period accounting and disclosure requirements. Judgment is required in assessing the future tax consequences of events that have been recognized in its financial statements or tax returns.

Stock-Based Compensation

Stock-Based Compensation. The Company calculates the fair value of share-based awards on the date of grant. Restricted stock awards are valued based on the share price. The Company has determined that a lattice valuation model would provide a better estimate of the fair value of options granted under its long-term incentive plans than a Black-Scholes model. The lattice valuation option pricing model requires the Company to estimate key assumptions such as expected life, volatility, risk-free interest rates and dividend yield to determine the fair value of share-based awards, based on both historical information and management decision regarding market factors and trends. The Company amortizes the share-based compensation expense over the period that the awards are expected to vest, net of estimated forfeitures. If the actual forfeitures differ from management estimates, additional adjustments to compensation expense are recorded. Please refer to Note 22, Stock-Based Compensation.

Revenue Recognition

Revenue Recognition. The Company’s revenues are primarily derived from the following sources: (1) hotel and resort revenues at the Company’s owned, leased and consolidated joint venture properties; (2) vacation ownership and residential revenues; (3) management and franchise revenues; (4) revenues from managed and franchised properties; and (5) other revenues which are ancillary to the Company’s operations. Generally, revenues are recognized when the services have been rendered. Taxes collected from customers and submitted to taxing authorities are not recorded in revenue. The following is a description of the composition of revenues for the Company:

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Owned, Leased and Consolidated Joint Ventures — Represents revenue primarily derived from hotel operations, including the rental of rooms and food and beverage sales, from owned, leased or consolidated joint venture hotels and resorts. Revenue is recognized when rooms are occupied and services have been rendered.

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Vacation Ownership and Residential — The Company recognizes sales of vacation ownership interests when the buyer has demonstrated a sufficient level of initial and continuing investment, the period of cancellation with refund has expired and receivables are deemed collectible. For sales that do not qualify for full revenue recognition as the project has progressed beyond the preliminary stages but has not yet reached completion, all revenue and profit are initially deferred and recognized in earnings through the percentage-of-completion method. The Company has also entered into licensing agreements with third-party developers to offer consumers branded condominiums or residences. The fees from these arrangements are generally based on the gross sales revenue of the units sold. Residential fee revenue is recorded in the period that a purchase and sales agreement exists, delivery of services and obligations has occurred, the fee to the owner is deemed fixed and determinable and collectability of the fees is reasonably assured. Residential revenue on whole ownership units is generally recorded using the completed contract method, whereby revenue is recognized only when a sales contract is completed or substantially completed. During the performance period, costs and deposits are recorded on the balance sheet.

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Management and Franchise Fees — Represents fees earned on hotels managed worldwide, usually under long-term contracts, franchise fees received in connection with the franchise of the Company’s Sheraton, Westin, Four Points by Sheraton, Le Méridien, St. Regis, W, Luxury Collection, Aloft and Element brand names, termination fees and the amortization of deferred gains related to sold properties for which the Company has significant continuing involvement. Management fees are comprised of a base fee, which is generally based on a percentage of gross revenues, and an incentive fee, which is generally based on the property’s profitability. Base fee revenues are recognized when earned in accordance with the terms of the contract. For any time during the year, when the provisions of the management contracts allow receipt of incentive fees upon termination, incentive fees are recognized for the fees due and earned as if the contract was terminated at that date, exclusive of any termination fees due or payable. Franchise fees are generally based on a percentage of hotel room revenues and are recognized as the fees are earned and become due from the franchisee.

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Other Revenues from Managed and Franchised Properties — These revenues represent reimbursements of costs incurred on behalf of managed hotel properties and franchisees. These costs relate primarily to payroll costs at managed properties where the Company is the employer. Since the reimbursements are made based upon the costs incurred with no added margin, these revenues and corresponding expenses have no effect on the Company’s operating income or net income.

Insurance Retention

Insurance Retention. Through its captive insurance company, the Company provides insurance coverage for workers’ compensation, property and general liability claims arising at hotel properties owned or managed by the Company through policies written directly and through reinsurance arrangements. Estimated insurance claims payable represent expected settlement of outstanding claims and a provision for claims that have been incurred but not reported. These estimates are based on the Company’s assessment of potential liability using an analysis of available information including pending claims, historical experience and current cost trends. The amount of the ultimate liability may vary from these estimates. Estimated costs of these self-insurance programs are accrued, based on the analysis of third-party actuaries.

Costs Incurred to Sell VOIs

Costs Incurred to Sell VOIs. The Company capitalizes direct costs attributable to the sale of VOIs until the sales are recognized. Selling and marketing costs capitalized under this methodology were approximately $4 million and $3 million as of December 31, 2011 and 2010, respectively, and all such capitalized costs are included in prepaid expenses and other assets in the accompanying consolidated balance sheets. Costs eligible for capitalization follow the guidelines of ASC 978, Real Estate – Time Sharing Activities. If a contract is cancelled, the Company charges the unrecoverable direct selling and marketing costs to expense and records forfeited deposits as income.

VOI and Residential Inventory Costs

VOI and Residential Inventory Costs. Real estate and development costs are valued at the lower of cost or net realizable value. Development costs include both hard and soft construction costs and together with real estate costs are allocated to VOIs and residential units on the relative sales value method. Interest, property taxes and certain other carrying costs incurred during the construction process are capitalized as incurred. Such costs associated with completed VOI and residential units are expensed as incurred.

Advertising Costs

Advertising Costs. The Company enters into multi-media advertising campaigns, including television, radio, internet and print advertisements. Costs associated with these campaigns, including communication and production costs, are aggregated and expensed the first time that the advertising takes place. If it becomes apparent that the media campaign will not take place, all costs are expensed at that time. During the years ended December 31, 2011, 2010 and 2009, the Company incurred approximately $149 million, $132 million and $118 million of advertising expense, respectively, a significant portion of which was reimbursed by managed and franchised hotels.

Use of Estimates

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications	Reclassifications. Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation.
ASU 2011-08, Intangibles-Goodwill and Other (Topic 350)

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. This topic permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis to determine whether an additional impairment test is necessary. This topic is for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption allowed. The Company early adopted this topic during the fourth quarter of 2011 in conjunction with its annual impairment testing (see Note 7).

Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80)

In September 2011, the FASB issued ASU No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan”. This subtopic addresses concerns from users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside of the financial statements. The subtopic is effective for annual reporting periods ending after December 15, 2011. The Company adopted this topic as of December 31, 2011 (see Note 19).

Adoption of ASU 2009-13 (ASC 605-25)

In October 2009, the FASB issued ASU 2009-13 which supersedes certain guidance in ASC 605-25, Revenue Recognition – Multiple Element Arrangements. This topic requires an entity to allocate arrangement consideration at the inception of an arrangement to all of its deliverables based on their relative selling prices. This topic is effective for annual reporting periods beginning after June 15, 2010. The Company adopted this topic on January 1, 2011 and it did not have a material impact on its consolidated financial statements.

Adoption of ASU 2009-16 (Topic 860)

In June 2009, the FASB issued ASU No. 2009-16, “Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets” (formerly Statement of Financial Accounting Standards (“SFAS”) No. 166), and ASU No. 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (formerly SFAS No. 167).

ASU No. 2009-16 amended the accounting for transfers of financial assets. Under ASU No. 2009-16, the qualifying special purpose entities (“QSPEs”) used in the Company’s securitization transactions are no longer exempt from consolidation. ASU No. 2009-17 prescribes an ongoing assessment of the Company’s involvement in the activities of the QSPEs and the Company’s rights or obligations to receive benefits or absorb losses of the trusts that could be potentially significant in order to determine whether those variable interest entities (“VIEs”) will be required to be consolidated in the Company’s financial statements. In accordance with ASU No. 2009-17, the Company concluded it is the primary beneficiary of the QSPEs and accordingly, the Company began consolidating the QSPEs on January 1, 2010 (see Note 9). Using the carrying amounts of the assets and liabilities of the QSPEs as prescribed by ASU No. 2009-17 and any corresponding elimination of activity between the QSPEs and the Company resulting from the consolidation on January 1, 2010, the Company recorded a $417 million increase in total assets, a $444 million increase in total liabilities, a $26 million (net of tax) decrease in beginning retained earnings and a $1 million decrease to stockholders equity. The Company has additional VIEs whereby the Company was determined not to be the primary beneficiary (see Note 25).

Beginning January 1, 2010, the Company’s statements of income no longer reflect activity related to its Retained Interests, but instead reflects activity related to its securitized vacation ownership notes receivable and the corresponding securitized debt, including interest income, loan loss provisions, and interest expense. Interest income and loan loss provisions associated with the securitized vacation ownership notes receivable are included in the vacation ownership and residential sales and services line item. The cash flows from borrowings and repayments associated with the securitized vacation ownership debt are now presented as cash flows from financing activities. The Company does not expect to recognize gains or losses from future securitizations as a result of the adoption of this new guidance.

While the year ended December 31, 2011 and 2010 have been accounted for under the new accounting standards, these years are not comparable to 2009 amounts, particularly with regards to vacation ownership and residential sales and services and interest expense.

ASC 470

by American Express. In accordance with ASC 470, Debt, the Company has recorded this transaction as a financing arrangement with an implicit interest rate of 4.5%. The Amendment requires a fixed amount of $50 million per year to be deducted from the $250 million advance over the five year period regardless of the total amount of points purchased. As a result, the liability associated with this financing arrangement is being reduced ratably over a five year period beginning in October 2009. In accordance with the terms of the Amendment, if the Company fails to comply with certain financial covenants, the Company would have to repay the remaining balance of the liability, and, if the Company does not pay such liability, the Company is required to pledge certain receivables as collateral for the remaining balance of the liability. As of December 31, 2011, a liability of $72 million related to the Amendment is recorded in other liabilities.

Adoption of ASU Topic 310, ASU 2010-20

In July 2010, the FASB issued ASU No. 2010-20, “Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” This topic requires disclosures of financing receivables and allowance for credit losses on a disaggregated basis. The balance sheet related disclosures are required beginning at December 31, 2010 and the statements of income disclosures are required, beginning for the three months ended March 31, 2011. The Company adopted this topic on December 31, 2010 (see Note 10).

Adoption of ASC 805

Company previously held a 47.4% ownership interest in the hotels. In accordance with ASC 805, Business Combinations, the Company accounted for this transaction as a step acquisition, remeasured its previously held investment to fair value and recorded the approximately $50 million difference between fair value and its carrying value to the gain (loss) on asset dispositions and impairments, net, line item. The fair values of the assets and liabilities acquired have been recorded in the Company’s consolidated balance sheet, including the resulting goodwill of approximately $26 million. The Company entered into a long-term management contract for the hotel in which it exchanged its minority ownership interest and recorded a deferred gain of approximately $30 million in connection with this exchange.

its right to put its interest to the Company in accordance with the terms of the joint venture agreement. In accordance with ASC 805, Business Combinations, the Company accounted for this transaction as a step acquisition, remeasured its previously held investment to fair value and recorded the approximately $5 million difference between fair value and its carrying value to the gain (loss) on asset dispositions and impairments, net, line item. The fair values of the assets and liabilities acquired were recorded in Starwood’s consolidated balance sheet, including the resulting goodwill of approximately $26 million. The results of operations going forward from the acquisition date have been included in the Company’s consolidated statements of income.